Sage Ranch (Narrative) (Details) - Captiva [Member]	Aug. 10, 2020	Oct. 06, 2018 CAD ($) Share
Sale Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest		50.00%
Number of common shares received | Share		10,687,500
Fair value		$ 1,068,750
Cash		112,500
Total consideration		$ 1,181,250
Option And Joint Venture Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest	50.00%
Net profits interest	50.00%